CONTINGENT CONSIDERATION PAYABLE - Narrative (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
Disclosure of contingent liabilities in business combination [line items]
Current trading price multiplier	10
Change in fair value of contingent consideration	$ 3,380	$ 0
Adelia
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration payable	3,014
Change in fair value of contingent consideration	3,380
Accretion expense	$ 316	$ 482